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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Travelers Companies, Inc.
                 -------------------------------
   Address:      485 Lexington Avenue
                 -------------------------------
                 New York, NY 10017-2630
                 -------------------------------

Form 13F File Number: 28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Skjerven
         -------------------------------
Title:   Deputy Corporate Secretary
         -------------------------------
Phone:   (651) 310-6748
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Wendy Skjerven          St. Paul, Minnesota    February 11, 2010
   ----------------------------    --------------------   -----------------
           [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   34
                                        --------------------

Form 13F Information Table Value Total:              410,492
                                        --------------------

List of Other Included Managers:

    No.      Form 13F File Number     Name

    01       28-29                    ST. PAUL FIRE AND MARINE INSURANCE COMPANY
    ------      -----------------     ------------------------------------------

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                           FORM 13F INFORMATION TABLE


NAME OF ISSUER                         TITLE OF CLASS CUSIP     VALUE    SHARES    SH/ PUT/ INVESTMT OTHER    VOTING AUTHORITY
                                                                (X$1000) PRN/AMT   PRN CALL DSCRETN  MANAGERS SOLE    SHARED    NONE
AT&T INC                               COMM           00206R102     378     13,500 SH       SHARED                       13,500
ACME PACKET INC                        COMM           004764106     505     45,929 SH       SHARED                       45,929
ASTROTECH CORP                         COMM           046484101      30     15,700 SH       SHARED                       15,700
BIGBAND NETWORKS INC                   COMM           089750509      25      7,350 SH       SHARED                        7,350
BOARDWALK PIPELINE PARTNERS LP         COMM           096627104   8,447    281,300 SH       SHARED                      281,300
BUCKEYE PARTNERS LP                    COMM           118230101   1,062     19,500 SH       SHARED                       19,500
DYAX  CORP                             COMM           26746E103       1        255 SH       SHARED                          255
(R) EV ENERGY PARTNER LP-(RESTRICTED)  COMM           26926V107   2,583     85,438 SH       SHARED                       85,438
EL PASO PIPELINE PARTNERS LP           COMM           283702108   3,287    126,600 SH       SHARED                      126,600
ENBRIDGE ENERGY PARTNERS LP            COMM           29250R106   9,487    176,700 SH       SHARED                      176,700
ENTERPRISE PRODUCTS PARTNERS LP        COMM           293792107  24,434    777,916 SH       SHARED                      777,916
(R) FANNIE MAE                         COMM           313586109       0        101 SH       SHARED                          101
GENVEC INC                             COMM           37246C109     275    229,380 SH       SHARED                      229,380
GLOBAL CASH ACCESS HOLDINGS            COMM           378967103      48      6,420 SH       SHARED                        6,420
KINDER MORGAN MANAGEMENT LLC           COMM           49455U100  14,247    260,726 SH       SHARED                      260,726
LEAR CORP W/I                          COMM           521865204       0        -   SH       SHARED                          -
MAGELLAN MIDSTREAM PARTNERS LP         COMM           559080106   9,884    228,100 SH       SHARED                      228,100
MARKWEST ENERGY PARTNERS LP            COMM           570759100   3,366    115,000 SH       SHARED                      115,000
NATL WESTMINSTER BK PLC SER C 7.76%    PREF           638539882   9,976    575,000 SH       SHARED                      575,000
NUSTAR ENERGY LP                       COMM           67058H102   5,054     90,100 SH       SHARED                       90,100
ONEOK PARTNERS LP                      COMM           68268N103   9,625    154,500 SH       SHARED                      154,500
PLAINS ALL AMER PIPELINE LP            COMM           726503105  12,721    240,700 SH       SHARED                      240,700
PROGRESS ENERGY INC                    COMM           743263105   1,948     47,500 SH       SHARED                       47,500
PRUDENTIAL FINANCIAL INC               COMM           744320102     113      2,265 SH       SHARED                        2,265
ROYAL BK OF SCOTLAND PLC PFD 6.25%
 SER P                                 PREF           780097762     818     80,000 SH       SHARED                       80,000
SCANA CORP                             COMM           80589M102   3,203     85,000 SH       SHARED                       85,000
SOUTHERN COMPANY                       COMM           842587107   2,232     67,000 SH       SHARED                       67,000
SPECTRA ENERGY PARTNERS LP             COMM           84756N109   1,479     50,000 SH       SHARED                       50,000
SUNOCO LOGISTICS PARTNERS LP           COMM           86764L108   5,619     84,000 SH       SHARED                       84,000
THE TRAVELERS COMPANIES INC            COMM           89417E109  39,768    797,600 SH       SOLE              797,600
VERIZON COMMUNICATIONS INC             COMM           92343V104     928     28,000 SH       SHARED                       28,000
VERISK ANALYTICS INC CL B              COMM           92345Y106 212,748  8,712,050 SH       SHARED                    8,712,050
XCEL ENERGY INC                        COMM           98389B100   2,589    122,000 SH       SHARED                      122,000
MAX CAPITAL GROUP LTD                  COMM           G6052F103  23,612  1,058,833 SH       SHARED                    1,058,833